Guranteed Investment Contracts (GIC) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract
The Plan’s management has concluded that the GICs are fully benefit‑responsive investment contracts and has reported such contracts at contract value as shown in the table below:

	2025	2024
Synthetic GICs	$1,626,625	$1,562,409